Other current liabilities	12 Months Ended
Dec. 31, 2024
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Other current liabilities

Note 15. Other current liabilities

	As of December 31, 2023	As of December 31, 2024

	$ in thousands
VAT Payables	-	16
Accruals for personnel related expenses	9,368	8,830
Other	852	1,251
Total other current liabilities	10,219	10,097

Accruals for personnel are related to annual bonuses, paid time-off accruals and social expenses on stock options.